COLUMBIA SELECT MID CAP VALUE FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Select Mid Cap Value Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.9%

Issuer	Shares	Value ($)
Communication Services 3.5%
Entertainment 2.1%
Take-Two Interactive Software, Inc.(a)	302,813	47,905,017

Media 1.4%
Nexstar Media Group, Inc., Class A	230,866	32,766,811

Total Communication Services		80,671,828

Consumer Discretionary 10.4%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A	445,016	51,070,036

Household Durables 2.6%
D.R. Horton, Inc.	467,210	59,648,701

Leisure Products 1.5%
Hasbro, Inc.	769,000	35,689,290

Specialty Retail 4.1%
Burlington Stores, Inc.(a)	273,427	46,370,485
O’Reilly Automotive, Inc.(a)	48,687	47,829,135

Total		94,199,620

Total Consumer Discretionary		240,607,647

Consumer Staples 5.2%
Consumer Staples Distribution & Retail 3.8%
Dollar Tree, Inc.(a)	338,865	41,880,325
U.S. Foods Holding Corp.(a)	1,065,370	46,695,167

Total		88,575,492

Food Products 1.4%
Tyson Foods, Inc., Class A	684,321	32,053,596

Total Consumer Staples		120,629,088

Energy 5.4%
Oil, Gas & Consumable Fuels 5.4%
Devon Energy Corp.	1,208,136	54,329,876
Marathon Petroleum Corp.	467,247	69,708,580

Total		124,038,456

Total Energy		124,038,456

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 17.9%
Banks 4.2%
Popular, Inc.	661,056	48,779,322
Regions Financial Corp.	2,848,592	47,514,515

Total		96,293,837

Capital Markets 2.5%
Carlyle Group, Inc. (The)	1,685,676	57,784,973

Consumer Finance 1.9%
Discover Financial Services	476,134	44,280,462

Financial Services 4.4%
Global Payments, Inc.	411,000	47,856,840
Voya Financial, Inc.	762,268	54,509,785

Total		102,366,625

Insurance 4.9%
Hanover Insurance Group, Inc. (The)	456,767	56,776,138
Reinsurance Group of America, Inc.	352,919	57,546,972

Total		114,323,110

Total Financials		415,049,007

Health Care 7.3%
Health Care Equipment & Supplies 1.9%
Zimmer Biomet Holdings, Inc.	375,080	43,625,555

Health Care Providers & Services 3.9%
Centene Corp.(a)	573,981	42,290,920
Quest Diagnostics, Inc.	358,449	49,189,956

Total		91,480,876

Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	268,962	34,373,344

Total Health Care		169,479,775

Industrials 16.9%
Building Products 3.2%
Trane Technologies PLC	332,986	75,058,374

Electrical Equipment 3.2%
AMETEK, Inc.	480,930	74,654,764

2	Columbia Select Mid Cap Value Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Mid Cap Value Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 6.3%
Ingersoll Rand, Inc.	1,044,757	74,626,993
ITT, Inc.	649,346	70,304,691

Total		144,931,684

Passenger Airlines 1.6%
Southwest Airlines Co.	1,417,681	36,250,103

Professional Services 2.6%
CACI International, Inc., Class A(a)	186,547	59,872,260

Total Industrials		390,767,185

Information Technology 8.5%
Communications Equipment 2.2%
Motorola Solutions, Inc.	159,841	51,607,863

Electronic Equipment, Instruments & Components 2.1%
Corning, Inc.	1,740,314	49,581,546

Semiconductors & Semiconductor Equipment 4.2%
Marvell Technology, Inc.	603,380	33,626,367
ON Semiconductor Corp.(a)	566,071	40,377,845
Teradyne, Inc.	239,678	22,105,502

Total		96,109,714

Total Information Technology		197,299,123

Materials 6.5%
Chemicals 2.9%
Chemours Co. LLC (The)	1,463,523	40,144,436
FMC Corp.	486,663	26,114,336

Total		66,258,772

Metals & Mining 3.6%
ATI, Inc.(a)	1,041,844	45,789,044
Freeport-McMoRan, Inc.	1,029,644	38,426,314

Total		84,215,358

Total Materials		150,474,130

Real Estate 8.9%
Health Care REITs 2.6%
Welltower, Inc.	675,272	60,166,735

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrial REITs 2.2%
First Industrial Realty Trust, Inc.	1,080,833	50,853,193

Specialized REITs 4.1%
Gaming and Leisure Properties, Inc.	1,059,569	49,513,659
Lamar Advertising Co., Class A	453,985	45,984,141

Total		95,497,800

Total Real Estate		206,517,728

Utilities 8.4%
Electric Utilities 4.2%
Entergy Corp.	568,535	57,655,135
PG&E Corp.(a)	2,294,595	39,398,196

Total		97,053,331

Independent Power and Renewable Electricity Producers 1.5%
AES Corp. (The)	2,049,900	35,278,779

Multi-Utilities 2.7%
Ameren Corp.	792,693	61,505,050

Total Utilities		193,837,160

Total Common Stocks (Cost $1,589,381,400)		2,289,371,127

Money Market Funds 1.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	23,699,015	23,694,275

Total Money Market Funds (Cost $23,689,062)		23,694,275
Total Investments in Securities (Cost: $1,613,070,462)		2,313,065,402

Other Assets & Liabilities, Net		1,622,641

Net Assets		2,314,688,043

Columbia Select Mid Cap Value Fund | Third Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Mid Cap Value Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.

(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation) ($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	51,891,704	264,306,144	(292,506,280)	2,707	23,694,275	3,453	1,081,592	23,699,015

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4	Columbia Select Mid Cap Value Fund | Third Quarter Report 2023

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